EARNINGS PER SHARE (Details)	4 Months Ended	12 Months Ended
	Oct. 30, 2018 shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares
Basic and diluted loss per share [Abstract]
Basic loss per share (cents per share) | (per share)		$ (1.91)	$ (1.91)	$ (0.64)	$ (0.64)	$ (0.07)	$ (0.07)
Diluted loss per share (cents per share) | (per share)		$ (1.91)	$ (1.91)	$ (0.64)	$ (0.64)	$ (0.07)	$ (0.07)
Income and share data used in calculations of basic earnings per share [Abstract]
Net loss | $		$ (9,957,817)		$ (2,639,428)		$ (279,633)
Earnings used in calculating basic and dilutive earnings per share | $		$ (9,957,817)		$ (2,639,428)		$ (279,633)
Weighted average ordinary shares and adjusted weighted average ordinary shares [Abstract]
Weighted average number of ordinary shares used in calculating basic and dilutive earnings per share (in shares)		520,222,133		409,976,775		397,808,129
Non-Dilutive Securities [Abstract]
Anti-dilutive incentive options (in shares)		79,700,000
Anti-dilutive performance rights (in shares)		1,500,000
Potential ordinary shares considered anti-dilutive (in shares)		81,200,000
Subsequent Events [Member]
Conversions, calls, subscriptions or issues [Abstract]
Number of ordinary shares issued upon conversion (in shares)	200,000
Subsequent Events [Member] | Incentive Options [Member]
Conversions, calls, subscriptions or issues [Abstract]
Number of ordinary shares issued upon conversion (in shares)	3,650,000
Subsequent Events [Member] | Performance Rights [Member]
Conversions, calls, subscriptions or issues [Abstract]
Number of ordinary shares issued upon conversion (in shares)	100,000
Number of options converted (in shares)	200,000